Securitizations And Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2015
Securitizations And Variable Interest Entities [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
Our involvement with consolidated and nonconsolidated VIEs in which we hold variable interests is presented below.

December 31, ($ in millions)	Consolidated involvement with VIEs		Assets of nonconsolidated VIEs (a)		Maximum exposure to loss in nonconsolidated VIEs
2015
On-balance sheet variable interest entities
Consumer automotive	$27,967	(b)
Commercial automotive	16,763
Off-balance sheet variable interest entities
Consumer automotive	—		$3,034		$3,034	(c)
Commercial other	210	(d)	—	(e)	493	(f)
Total	$44,940		$3,034		$3,527
2014
On-balance sheet variable interest entities
Consumer automotive	$31,966	(b)
Commercial automotive	18,153
Off-balance sheet variable interest entities
Consumer automotive	—		$2,801		$2,801	(c)
Commercial other	146	(d)	—	(e)	362	(f)
Total	$50,265		$2,801		$3,163

(a)	Asset values represent the current unpaid principal balance of outstanding consumer finance receivables and loans within the VIEs.

(b)
Includes $10.6 billion and $12.7 billion of assets which are not encumbered by VIE beneficial interests held by third parties at December 31, 2015, and December 31, 2014, respectively. Ally or consolidated affiliates hold the interests in these assets which eliminate in consolidation.

(c)
Maximum exposure to loss represents the current unpaid principal balance of outstanding loans based on our customary representation and warranty provisions. This measure is based on the unlikely event that all of the loans have underwriting defects or other defects that trigger a representation and warranty provision and the collateral supporting the loans are worthless. This required disclosure is not an indication of our expected loss.

(d)
Includes $222 million and $164 million classified as other assets, offset by $12 million and $18 million classified as accrued expenses and other liabilities at December 31, 2015, and December 31, 2014, respectively.

(e)	Includes a VIE for which we have no management oversight and therefore we are not able to provide the total assets of the VIEs.

(f)
For certain nonconsolidated affordable housing entities, maximum exposure to loss represents the yield we guaranteed investors through long term guarantee contracts. The amount disclosed is based on the unlikely event that the underlying properties cease generating yield to investors and the yield delivered to investors in the form of low income tax housing credits is recaptured. For nonconsolidated equity investments, maximum exposure to loss represents our outstanding investment, additional committed capital, and low income housing tax credits subject to recapture. The amount disclosed is based on the unlikely event that our committed capital is funded, our investments become worthless, and the tax credits previously delivered to us are recaptured. This required disclosure is not an indication of our expected loss.

Schedule of On-balance Sheet Variable Interest Entities [Table Text Block]
The consolidated VIEs included in the Consolidated Balance Sheet represent separate entities with which we are involved. The third-party investors in the obligations of consolidated VIEs have legal recourse only to the assets of the VIEs and do not have such recourse to us, except for the customary representation and warranty provisions. In addition, the cash flows from the assets are restricted only to pay such liabilities. Thus, our economic exposure to loss from outstanding third-party financing related to consolidated VIEs is significantly less than the carrying value of the consolidated VIE assets. All assets of consolidated VIEs, presented below based upon the legal transfer of the underlying assets in order to reflect legal ownership, are restricted for the benefit of the beneficial interest holders.

December 31, ($ in millions)	2015	2014
Assets
Finance receivables and loans, net
Consumer	$11,682	$12,594
Commercial	16,247	17,487
Allowance for loan losses	(196)	(179)
Total finance receivables and loans, net	27,733	29,902
Investment in operating leases, net	4,791	5,595
Other assets	1,624	1,964
Total assets	$34,148	$37,461
Liabilities
Long-term debt	20,267	24,297
Accrued expenses and other liabilities	22	173
Total liabilities	$20,289	$24,470

Schedule Of Cash Flow Received And Paid To Nonconsolidated Securitization Entities [Table Text Block]
The following table summarizes cash flows received and paid related to securitization entities, asset-backed financings, or other similar transfers of financial assets where the transfer is accounted for as a sale and we have a continuing involvement with the transferred assets (e.g., servicing) that were outstanding in 2015, 2014, and 2013. Additionally, this table contains information regarding cash flows received from and paid to nonconsolidated securitization entities that existed during each period.

Year ended December 31, ($ in millions)	Consumer automotive	Consumer mortgage
2015
Cash proceeds from transfers completed during the period	$1,551	$—
Servicing fees	28	—
2014
Cash proceeds from transfers completed during the period	$2,594	$—
Servicing fees	11	—
Representations and warranties obligations	—	(31)
2013
Cash proceeds from transfers completed during the period	$—	$8,676
Servicing fees	13	70
Representations and warranties obligations	—	(66)
Other cash flows	—	70

Schedule of Quantitative Information and Net Credit Losses about Securitized and Other Financial Assets Managed Together [Table Text Block]
The following table represents on-balance sheet loans held-for-sale and finance receivable and loans, off-balance sheet securitizations, and whole-loan sales where we have continuing involvement. The table presents quantitative information about delinquencies and net credit losses.

	Total Amount		Amount 60 days or more past due		Net credit losses
December 31, ($ in millions)	2015	2014	2015	2014	2015	2014
On-balance sheet loans
Consumer automotive	$64,292	$58,085	$591	$457	$578	$501
Consumer mortgage	9,773	7,926	108	151	31	43
Commercial automotive	34,895	34,022	—	9	3	1
Commercial other	2,745	1,918	—	—	(3)	(8)
Total on-balance sheet loans	111,705	101,951	699	617	609	537
Off-balance sheet securitization entities
Consumer automotive	2,529	2,801	9	5	5	1
Total off-balance sheet securitization entities	2,529	2,801	9	5	5	1
Whole-loan transactions (a)	2,252	929	13	33	—	6
Total	$116,486	$105,681	$721	$655	$614	$544

(a)	Whole-loan transactions are not part of a securitization transaction, but represent consumer automotive pools of loans sold to third-party investors.